Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net Revenue from sales and/or services	R$ 25,436,417	R$ 22,968,885	R$ 18,524,601
Cost of sales and/or services	(17,263,264)	(16,105,657)	(13,596,141)
Gross profit	8,173,153	6,863,228	4,928,460
Operating income (expenses)	(4,631,236)	83,332	(1,944,495)
Selling expenses	(2,342,805)	(2,263,688)	(1,815,107)
General and administrative expenses	(511,065)	(494,023)	(415,841)
Other operating income	503,770	4,036,043	824,286
Other operating expenses	(2,406,851)	(1,330,706)	(646,944)
Equity in results of affiliated companies	125,715	135,706	109,111
Profit before financial income (expenses) and taxes	3,541,917	6,946,560	2,983,965
Financial income	379,042	1,310,514	295,074
Financial expenses	(2,510,226)	(2,806,157)	(2,758,701)
Profit (Loss) before income taxes	1,410,733	5,450,917	520,338
Income tax and social contribution	833,778	(250,334)	(409,109)
Profit (Loss) from continued operations	2,244,511	5,200,583	111,229
Net income (loss) for the year	2,244,511	5,200,583	111,229
Profit (Loss) for the year attributed to:
Controlling interests	1,789,067	5,074,136	10,272
Non-controlling interests	R$ 455,444	R$ 126,447	R$ 100,957
Earnings (loss) per common share - (reais/share)
Basic (reais/share)	R$ 1.29632	R$ 3.69498	R$ 0.00757
Diluted (reais/share)	R$ 1.29632	R$ 369,498	R$ 0.00757